Stock Options and Stock-based Compensation (Details) (USD $)	12 Months Ended			9 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Outstanding at the Begining	3,864,750	4,046,750
Shares, Granted	1,768,000	188,000
Shares, Exercised	0	225,000
Shares, Cancelled or expired	550,000	145,000
Shares, Outstanding at the End	5,082,750	3,864,750	4,046,750
Shares Exercisable	4,005,583	2,992,417
Weighted Average Exercise Price, Outstanding at the begining	$ 1.42	$ 1.40
Weighted Average Exercise Price, Granted	$ 0.55	$ 1.89
Weighted Average Exercise Price, Exercised	$ 0	$ 1.42
Weighted Average Exercise Price, Cancelled or expired	$ 1.47	$ 1.50
Weighted Average Exercise Price, Outstanding at the End	$ 1.11	$ 1.42	$ 1.40
Weighted Average Exercise Price, Exercisable	$ 1.20	$ 1.39
Weighted Average Remaining Contractual Life (in years), Outstanding	7 years 7 days	4 years	4 years 2 months 16 days
Weighted Average Remaining Contractual Life (in years), Exercisable	6 years 6 months 7 days	3 years 7 months 2 days
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Outstanding at the Begining				5,082,750
Shares, Granted				2,404,500
Shares, Exercised				(25,000)
Shares, Cancelled or expired				(305,000)
Shares, Outstanding at the End	5,082,750			7,157,250
Shares Exercisable	4,005,583			4,474,032
Weighted Average Exercise Price, Outstanding at the begining				$ 1.11
Weighted Average Exercise Price, Granted				$ 0.55
Weighted Average Exercise Price, Exercised				$ 0.55
Weighted Average Exercise Price, Cancelled or expired				$ 1.27
Weighted Average Exercise Price, Outstanding at the End	$ 1.11			$ 0.92
Weighted Average Exercise Price, Exercisable	$ 1.20			$ 1.13
Weighted Average Remaining Contractual Life (in years), Outstanding	7 years 7 days			6 years 11 months 23 days
Weighted Average Remaining Contractual Life (in years), Exercisable	6 years 6 months 7 days			6 years 1 month 13 days